Share-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 29, 2020
Share-Based Compensation
Number of units granted			10	10
Dividend yield			0.00%
2020 Omnibus Equity Incentive Plan
Share-Based Compensation
Share-based compensation expense related to profit interests	$ 11,576,000	$ 13,490,000
2020 Omnibus Equity Incentive Plan | Restricted stock unit ("RSU")
Share-Based Compensation
Number of units granted	3,647,504
Number of units vested	719,479
Number of units unvested	2,928,025		0
Weighted average remaining service period	3 years 8 months 27 days
Aggregate fair value granted	$ 57,800,000
Common A-2 Units
Share-Based Compensation
Profit interests issued in units			414,894	2,714,850
Participation threshold amount for issuance of profits			$ 0	$ 0
Share-based compensation expense related to profit interests			$ 1,700,000	$ 6,100,000
Common B-1 Units
Share-Based Compensation
Profit interests issued in units			683,889	4,475,029
Number of units granted			683,889	4,475,029
Fair value per share				$ 1.84	$ 29.15
Number of units vested			1,205,975	3,952,943
Number of units unvested				522,086
Share-based compensation expense related to profit interests			$ 143,000,000	$ 7,300,000